UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: July 1, 2021 - June 30, 2022*

*

The reporting period for the MFS Lifetime 2065 Fund, a series of the Registrant, is from September 1, 2021, the date the fund commenced investment operations, to June 30, 2022 and the reporting period for the MFS Core Bond Fund, a series of the Registrant, is from June 22, 2022, the date the fund commenced investment operations, to June 30, 2022.

ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21780
Reporting Period: 07/01/2021 - 06/30/2022
MFS Series Trust XII

============================== MFS Core Bond Fund ==============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================ MFS Lifetime 2020 Fund* ===========================

*During the Reporting Period, the fund held shares of MFS Blended Research
Growth Equity Fund, another fund sponsored by the fund's adviser, that held a shareholder meeting. In accordance with the fund's proxy voting policies and procedures, the fund voted its shares of MFS Blended Research Growth Equity Fund in the same proportion as the other shareholders of MFS Blended Research Growth
Equity Fund. For this reason, the records below include different instructions under the "Vote cast" column for the same meeting.

MFS Series Trust X - MFS Blended Research Growth Equity Fund

Ticker:       BRW            Security ID:  552743783
Meeting Date: MAR 07, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve reclassifying of the Fund    For       For          Management
      from diversified to non-diversified

--------------------------------------------------------------------------------
MFS Series Trust X - MFS Blended Research Growth Equity Fund

Ticker:       BRW            Security ID:  552743783
Meeting Date: MAR 07, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve reclassifying of the Fund    For       Against      Management
      from diversified to non-diversified

--------------------------------------------------------------------------------

MFS Series Trust X - MFS Blended Research Growth Equity Fund

Ticker:       BRW           Security ID:  552743783
Meeting Date: MAR 7, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve reclassifying of the Fund    For       Abstain      Management
      from diversified to non-diversified

============================ MFS Lifetime 2025 Fund* ===========================

*During the Reporting Period, the fund held shares of MFS Blended Research
Growth Equity Fund, another fund sponsored by the fund's adviser, that held a shareholder meeting. In accordance with the fund's proxy voting policies and procedures, the fund voted its shares of MFS Blended Research Growth Equity Fund in the same proportion as the other shareholders of MFS Blended Research Growth
Equity Fund. For this reason, the records below include different instructions under the "Vote cast" column for the same meeting.

MFS Series Trust X - MFS Blended Research Growth Equity Fund

Ticker:       BRW            Security ID:  552743783
Meeting Date: MAR 07, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve reclassifying of the Fund    For       For          Management
      from diversified to non-diversified

--------------------------------------------------------------------------------
MFS Series Trust X - MFS Blended Research Growth Equity Fund

Ticker:       BRW            Security ID:  552743783
Meeting Date: MAR 07, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve reclassifying of the Fund    For       Against      Management
      from diversified to non-diversified

--------------------------------------------------------------------------------

MFS Series Trust X - MFS Blended Research Growth Equity Fund

Ticker:       BRW           Security ID:  552743783
Meeting Date: MAR 7, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve reclassifying of the Fund    For       Abstain      Management
      from diversified to non-diversified

============================ MFS Lifetime 2030 Fund* ===========================

*During the Reporting Period, the fund held shares of MFS Blended Research
Growth Equity Fund, another fund sponsored by the fund's adviser, that held a shareholder meeting. In accordance with the fund's proxy voting policies and procedures, the fund voted its shares of MFS Blended Research Growth Equity Fund in the same proportion as the other shareholders of MFS Blended Research Growth
Equity Fund. For this reason, the records below include different instructions under the "Vote cast" column for the same meeting.

MFS Series Trust X - MFS Blended Research Growth Equity Fund

Ticker:       BRW            Security ID:  552743783
Meeting Date: MAR 07, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve reclassifying of the Fund    For       For          Management
      from diversified to non-diversified

--------------------------------------------------------------------------------
MFS Series Trust X - MFS Blended Research Growth Equity Fund

Ticker:       BRW            Security ID:  552743783
Meeting Date: MAR 07, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve reclassifying of the Fund    For       Against      Management
      from diversified to non-diversified

--------------------------------------------------------------------------------

MFS Series Trust X - MFS Blended Research Growth Equity Fund

Ticker:       BRW           Security ID:  552743783
Meeting Date: MAR 7, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve reclassifying of the Fund    For       Abstain      Management
      from diversified to non-diversified

============================ MFS Lifetime 2035 Fund* ===========================

*During the Reporting Period, the fund held shares of MFS Blended Research
Growth Equity Fund, another fund sponsored by the fund's adviser, that held a shareholder meeting. In accordance with the fund's proxy voting policies and procedures, the fund voted its shares of MFS Blended Research Growth Equity Fund in the same proportion as the other shareholders of MFS Blended Research Growth
Equity Fund. For this reason, the records below include different instructions under the "Vote cast" column for the same meeting.

MFS Series Trust X - MFS Blended Research Growth Equity Fund

Ticker:       BRW            Security ID:  552743783
Meeting Date: MAR 07, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve reclassifying of the Fund    For       For          Management
      from diversified to non-diversified

--------------------------------------------------------------------------------
MFS Series Trust X - MFS Blended Research Growth Equity Fund

Ticker:       BRW            Security ID:  552743783
Meeting Date: MAR 07, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve reclassifying of the Fund    For       Against      Management
      from diversified to non-diversified

--------------------------------------------------------------------------------

MFS Series Trust X - MFS Blended Research Growth Equity Fund

Ticker:       BRW           Security ID:  552743783
Meeting Date: MAR 7, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve reclassifying of the Fund    For       Abstain      Management
      from diversified to non-diversified

============================ MFS Lifetime 2040 Fund* ===========================

*During the Reporting Period, the fund held shares of MFS Blended Research
Growth Equity Fund, another fund sponsored by the fund's adviser, that held a shareholder meeting. In accordance with the fund's proxy voting policies and procedures, the fund voted its shares of MFS Blended Research Growth Equity Fund in the same proportion as the other shareholders of MFS Blended Research Growth
Equity Fund. For this reason, the records below include different instructions under the "Vote cast" column for the same meeting.

MFS Series Trust X - MFS Blended Research Growth Equity Fund

Ticker:       BRW            Security ID:  552743783
Meeting Date: MAR 07, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve reclassifying of the Fund    For       For          Management
      from diversified to non-diversified

--------------------------------------------------------------------------------
MFS Series Trust X - MFS Blended Research Growth Equity Fund

Ticker:       BRW            Security ID:  552743783
Meeting Date: MAR 07, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve reclassifying of the Fund    For       Against      Management
      from diversified to non-diversified

--------------------------------------------------------------------------------

MFS Series Trust X - MFS Blended Research Growth Equity Fund

Ticker:       BRW           Security ID:  552743783
Meeting Date: MAR 7, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve reclassifying of the Fund    For       Abstain      Management
      from diversified to non-diversified

============================ MFS Lifetime 2045 Fund* ===========================

*During the Reporting Period, the fund held shares of MFS Blended Research
Growth Equity Fund, another fund sponsored by the fund's adviser, that held a shareholder meeting. In accordance with the fund's proxy voting policies and procedures, the fund voted its shares of MFS Blended Research Growth Equity Fund in the same proportion as the other shareholders of MFS Blended Research Growth
Equity Fund. For this reason, the records below include different instructions under the "Vote cast" column for the same meeting.

MFS Series Trust X - MFS Blended Research Growth Equity Fund

Ticker:       BRW            Security ID:  552743783
Meeting Date: MAR 07, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve reclassifying of the Fund    For       For          Management
      from diversified to non-diversified

--------------------------------------------------------------------------------
MFS Series Trust X - MFS Blended Research Growth Equity Fund

Ticker:       BRW            Security ID:  552743783
Meeting Date: MAR 07, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve reclassifying of the Fund    For       Against      Management
      from diversified to non-diversified

--------------------------------------------------------------------------------

MFS Series Trust X - MFS Blended Research Growth Equity Fund

Ticker:       BRW           Security ID:  552743783
Meeting Date: MAR 7, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve reclassifying of the Fund    For       Abstain      Management
      from diversified to non-diversified

============================ MFS Lifetime 2050 Fund* ===========================

*During the Reporting Period, the fund held shares of MFS Blended Research
Growth Equity Fund, another fund sponsored by the fund's adviser, that held a shareholder meeting. In accordance with the fund's proxy voting policies and procedures, the fund voted its shares of MFS Blended Research Growth Equity Fund in the same proportion as the other shareholders of MFS Blended Research Growth
Equity Fund. For this reason, the records below include different instructions under the "Vote cast" column for the same meeting.

MFS Series Trust X - MFS Blended Research Growth Equity Fund

Ticker:       BRW            Security ID:  552743783
Meeting Date: MAR 07, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve reclassifying of the Fund    For       For          Management
      from diversified to non-diversified

--------------------------------------------------------------------------------
MFS Series Trust X - MFS Blended Research Growth Equity Fund

Ticker:       BRW            Security ID:  552743783
Meeting Date: MAR 07, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve reclassifying of the Fund    For       Against      Management
      from diversified to non-diversified

--------------------------------------------------------------------------------

MFS Series Trust X - MFS Blended Research Growth Equity Fund

Ticker:       BRW           Security ID:  552743783
Meeting Date: MAR 7, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve reclassifying of the Fund    For       Abstain      Management
      from diversified to non-diversified

============================ MFS Lifetime 2055 Fund* ===========================

*During the Reporting Period, the fund held shares of MFS Blended Research
Growth Equity Fund, another fund sponsored by the fund's adviser, that held a shareholder meeting. In accordance with the fund's proxy voting policies and procedures, the fund voted its shares of MFS Blended Research Growth Equity Fund in the same proportion as the other shareholders of MFS Blended Research Growth
Equity Fund. For this reason, the records below include different instructions under the "Vote cast" column for the same meeting.

MFS Series Trust X - MFS Blended Research Growth Equity Fund

Ticker:       BRW            Security ID:  552743783
Meeting Date: MAR 07, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve reclassifying of the Fund    For       For          Management
      from diversified to non-diversified

--------------------------------------------------------------------------------
MFS Series Trust X - MFS Blended Research Growth Equity Fund

Ticker:       BRW            Security ID:  552743783
Meeting Date: MAR 07, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve reclassifying of the Fund    For       Against      Management
      from diversified to non-diversified

--------------------------------------------------------------------------------

MFS Series Trust X - MFS Blended Research Growth Equity Fund

Ticker:       BRW           Security ID:  552743783
Meeting Date: MAR 7, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve reclassifying of the Fund    For       Abstain      Management
      from diversified to non-diversified

============================ MFS Lifetime 2060 Fund* ===========================

*During the Reporting Period, the fund held shares of MFS Blended Research
Growth Equity Fund, another fund sponsored by the fund's adviser, that held a shareholder meeting. In accordance with the fund's proxy voting policies and procedures, the fund voted its shares of MFS Blended Research Growth Equity Fund in the same proportion as the other shareholders of MFS Blended Research Growth
Equity Fund. For this reason, the records below include different instructions under the "Vote cast" column for the same meeting.

MFS Series Trust X - MFS Blended Research Growth Equity Fund

Ticker:       BRW            Security ID:  552743783
Meeting Date: MAR 07, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve reclassifying of the Fund    For       For          Management
      from diversified to non-diversified

--------------------------------------------------------------------------------
MFS Series Trust X - MFS Blended Research Growth Equity Fund

Ticker:       BRW            Security ID:  552743783
Meeting Date: MAR 07, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve reclassifying of the Fund    For       Against      Management
      from diversified to non-diversified

--------------------------------------------------------------------------------

MFS Series Trust X - MFS Blended Research Growth Equity Fund

Ticker:       BRW           Security ID:  552743783
Meeting Date: MAR 7, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve reclassifying of the Fund    For       Abstain      Management
      from diversified to non-diversified

============================ MFS Lifetime 2065 Fund* ===========================

*During the Reporting Period, the fund held shares of MFS Blended Research
Growth Equity Fund, another fund sponsored by the fund's adviser, that held a shareholder meeting. In accordance with the fund's proxy voting policies and procedures, the fund voted its shares of MFS Blended Research Growth Equity Fund in the same proportion as the other shareholders of MFS Blended Research Growth
Equity Fund. For this reason, the records below include different instructions under the "Vote cast" column for the same meeting.

MFS Series Trust X - MFS Blended Research Growth Equity Fund

Ticker:       BRW            Security ID:  552743783
Meeting Date: MAR 07, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve reclassifying of the Fund    For       For          Management
      from diversified to non-diversified

--------------------------------------------------------------------------------
MFS Series Trust X - MFS Blended Research Growth Equity Fund

Ticker:       BRW            Security ID:  552743783
Meeting Date: MAR 07, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve reclassifying of the Fund    For       Against      Management
      from diversified to non-diversified

--------------------------------------------------------------------------------

MFS Series Trust X - MFS Blended Research Growth Equity Fund

Ticker:       BRW           Security ID:  552743783
Meeting Date: MAR 7, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve reclassifying of the Fund    For       Abstain      Management
      from diversified to non-diversified

=========================== MFS Lifetime Income Fund* ==========================

*During the Reporting Period, the fund held shares of MFS Blended Research
Growth Equity Fund, another fund sponsored by the fund's adviser, that held a shareholder meeting. In accordance with the fund's proxy voting policies and procedures, the fund voted its shares of MFS Blended Research Growth Equity Fund in the same proportion as the other shareholders of MFS Blended Research Growth
Equity Fund. For this reason, the records below include different instructions under the "Vote cast" column for the same meeting.

MFS Series Trust X - MFS Blended Research Growth Equity Fund

Ticker:       BRW            Security ID:  552743783
Meeting Date: MAR 07, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve reclassifying of the Fund    For       For          Management
      from diversified to non-diversified

--------------------------------------------------------------------------------
MFS Series Trust X - MFS Blended Research Growth Equity Fund

Ticker:       BRW            Security ID:  552743783
Meeting Date: MAR 07, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve reclassifying of the Fund    For       Against      Management
      from diversified to non-diversified

--------------------------------------------------------------------------------

MFS Series Trust X - MFS Blended Research Growth Equity Fund

Ticker:       BRW           Security ID:  552743783
Meeting Date: MAR 7, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve reclassifying of the Fund    For       Abstain      Management
      from diversified to non-diversified

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XII

By (Signature and Title):	David DiLorenzo*
David DiLorenzo, President and Principal Executive Officer

Date: August 29, 2022

*By (Signature and Title)	/s/ Susan A. Pereira
Susan A. Pereira, as attorney-in-fact

*	Executed by Susan A. Pereira on behalf of David DiLorenzo pursuant to a Power of Attorney dated June 1, 2017. (1)

(1)	Incorporated by reference to MFS Series Trust XIII (File Nos. 2-74959 and 811-03327) Post-Effective Amendment No. 65 filed with the SEC via EDGAR on June 27, 2017.